Corrections to Previously Issued Consolidated Financial Statements (Details 1) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016
Consolidated Statements of Balance Sheets
Due to related party	$ 22,517	$ 950,000		$ 950,000		$ 6,500,000
Accumulated deficit	(315,602)	(11,720,409)		(11,720,409)		(11,323,401)
Consolidated Statements of Operations and Comprehensive Loss
Research and development expenses		25,150	$ 6,500,000	50,348	$ 10,000,000	10,000,000
Net Loss	$ (315,602)	$ (256,671)	$ (6,608,712)	$ (397,008)	$ (10,110,147)	$ (11,007,799)
Basic and diluted loss per share	$ 0.00	$ (0.00)	$ (0.03)	$ (0.00)	$ (0.05)	$ (0.06)
Previously Reported [Member]
Consolidated Statements of Balance Sheets
Due to related party
Accumulated deficit			(425,749)		(425,749)	(4,823,401)
Consolidated Statements of Operations and Comprehensive Loss
Research and development expenses
Net Loss			$ (108,712)		$ (110,147)	$ (4,507,799)
Basic and diluted loss per share			$ 0.00		$ 0.00	$ 0.00
Adjustments [Member]
Consolidated Statements of Balance Sheets
Due to related party			$ 10,000,000		$ 10,000,000
Accumulated deficit			(10,000,000)		(10,000,000)
Consolidated Statements of Operations and Comprehensive Loss
Research and development expenses			6,500,000		10,000,000
Net Loss			$ (6,500,000)		$ (10,000,000)
Basic and diluted loss per share			$ (0.03)		$ (0.05)
Restated [Member]
Consolidated Statements of Balance Sheets
Due to related party			$ 10,000,000		$ 10,000,000	$ 6,500,000
Accumulated deficit			(10,425,749)		(10,425,749)	(11,323,401)
Consolidated Statements of Operations and Comprehensive Loss
Research and development expenses			6,500,000		10,000,000	10,000,000
Net Loss			$ (6,608,712)		$ (10,110,147)	$ (11,007,799)
Basic and diluted loss per share			$ (0.03)		$ (0.05)	$ (0.06)